Schedule of investments
Optimum International Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.17%Δ
Australia — 1.97%
Aristocrat Leisure	84,763	$ 3,281,548
EBOS Group	47	747
Enero Group	384	162
OceanaGold	71,233	2,018,844
Pro Medicus	22,715	3,335,998
Qantas Airways	130,475	901,411
Regis Resources	104,701	522,194
Rio Tinto	118,650	9,557,381
South32	114,655	271,401
Wagners Holding	18,860	45,185
		19,934,871
Austria — 0.08%
Erste Group Bank	6,780	812,986
Raiffeisen Bank International	646	28,784
		841,770
Belgium — 0.39%
KBC Group	21,230	2,764,911
UCB	4,155	1,157,693
		3,922,604
Brazil — 1.97%
B3 - Brasil Bolsa Balcao	1,830,500	4,639,928
MercadoLibre †	6,789	13,674,811
Minerva	133,000	139,802
Pagseguro Digital Class A	44,778	431,660
TOTVS	48,300	370,905
Yara International	16,766	686,098
		19,943,204
Canada — 5.91%
Altius Minerals	4,700	139,848
Bank of Nova Scotia	116,700	8,607,002
Celestica †	2,800	828,260
Centerra Gold	28,100	404,543
CES Energy Solutions	22,773	203,581
Cogeco	3,100	144,526
Constellation Software	1,904	4,579,699
DPM Metals	118,600	3,665,449
DRI Healthcare Trust	5,500	64,395
E-L Financial	3,300	39,118
Empire Class A	68,700	2,388,521
Enerflex	43,100	664,454
Enghouse Systems	9,713	144,080
Ensign Energy Services †	15,700	29,054
FirstService	5,400	839,773
Fortuna Mining †	129,900	1,272,926
Hemisphere Energy	20,900	29,997
Hudbay Minerals	14,800	293,833
iA Financial	41,480	5,374,222
Imperial Metals †	12,400	90,343
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
Kinaxis †	5,295	$ 667,705
Lumine Group †	144,610	2,859,433
Magellan Aerospace	2,900	39,130
Martinrea International	25,979	196,089
National Bank of Canada	10,400	1,307,890
Paramount Resources Class A	4,100	72,259
Parex Resources	8,200	110,225
PHX Energy Services	16,900	92,346
Quebecor Class B	65,400	2,463,429
Shopify Class A †	36,766	5,918,223
Stella-Jones	44,977	2,789,619
Suncor Energy	166,800	7,403,341
TFI International	26,652	2,754,813
TMX Group	11,240	427,719
Torex Gold Resources	20,173	963,272
Toronto-Dominion Bank	19,500	1,837,835
Total Energy Services	7,700	83,589
		59,790,541
Chile — 0.53%
Lundin Mining	248,033	5,330,934
		5,330,934
China — 12.43%
37 Interactive Entertainment Network Technology Group Class A	225,600	762,193
AAC Technologies Holdings	95,500	478,762
Agricultural Bank of China Class H	1,946,000	1,447,676
AIA Group	872,600	8,981,754
AInnovation Technology Group Class H †	177,000	128,591
Aluminum Corp. of China Class H	1,294,000	2,025,696
Anhui Huilong Agricultural Means of Production Class A	250,500	216,567
ATRenew ADR †	11,140	59,042
Autohome ADR	35,867	798,399
Baidu Class A †	67,100	1,103,474
Baoshan Iron & Steel Class A	527,500	562,553
Beiqi Foton Motor Class A †	1,342,200	560,922
Bilibili Class Z †	87,940	2,170,458
BOE Technology Group Class A	3,843,489	2,316,099
Build King Holdings	73,424	13,397
Canny Elevator Class A	170,000	196,183
Changhong Meiling Class A	150,400	140,967
NQ- OPTIE [1225] 0226 (5191660)    1

Schedule of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Changjiang & Jinggong Steel Building Group Class A	349,100	$ 207,157
Chengdu Easton Bio Pharmaceutical Class A	28,132	247,763
Chenguang Biotech Group Class A	210,200	373,286
China Construction Bank Class H	5,784,000	5,725,067
China Merchants Bank Class H	69,000	469,400
China Nonferrous Mining	170,000	322,527
China Taiping Insurance Holdings	124,800	300,526
China Yuchai International	2,239	79,485
CMOC Group Class H	969,000	2,407,502
Dah Sing Financial Holdings	30,000	136,303
DBAPP Security Class A †	30,142	221,709
Dongguan Aohai Technology Class A	24,000	150,391
Focus Technology Class A	75,500	494,713
Fujian Fuxin Software Development JSC Class A	37,600	480,296
Futu Holdings ADR †	3,036	498,542
G-bits Network Technology Xiamen Class A	62,700	3,806,469
Guangdong Dongpeng Holdings Class A	645,500	604,897
Guangdong Vanward New Electric Class A	231,200	338,120
Haitong UniTrust International Leasing Class H	340,000	34,076
Halo Microelectronics Class A †	29,527	62,117
Hefei Meiya Optoelectronic Technology Class A	113,000	332,900
Henglin Home Furnishings Class A	34,200	156,657
Huayu Automotive Systems Class A	316,600	906,004
Huishang Bank Class H	264,000	108,560
Jacobson Pharma	208,796	34,877
JD.com Class A	288,650	4,150,567
Jiangxi Copper Class H	41,000	226,619
JinkoSolar Holding ADR	7,738	199,718
JOYY ADR	17,282	1,119,182
Kanzhun ADR	133,992	2,730,757
Keshun Waterproof Technologies Class A	300,700	236,527
Kuaishou Technology	599,800	4,958,193
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Kweichow Moutai Class A	13,600	$ 2,681,702
Lee & Man Paper Manufacturing	148,409	53,450
Lenovo Group	1,762,000	2,095,363
Li Ning	320,500	770,104
Linklogis Class B	312,500	89,895
Luolai Lifestyle Technology Class A	467,821	687,842
Meituan Class B 144A †	223,890	2,967,035
Midea Group Class A	637,200	7,124,616
Natural Food International Holding	344,000	48,114
NetEase	256,400	7,057,460
Newborn Town †	382,000	549,882
Niu Technologies ADR †	10,738	32,536
Opple Lighting Class A	24,899	65,127
PDD Holdings ADR †	28,361	3,215,854
Perfect World Class A	539,800	1,267,353
Ping An Insurance Group Co. of China Class H	446,000	3,746,268
Postal Savings Bank of China Class H	2,409,000	1,648,173
Shenzhen Bingchuan Network Class A	47,600	236,480
Shenzhen VMAX New Energy Group Class A	76,881	362,740
Silergy	193,000	1,170,492
SITC International Holdings	55,000	196,812
Skyworth Group †	100,741	60,761
Stanley Agricultural Group Class A	146,200	208,706
Suzhou Nanomicro Technology Class A	60,179	222,269
Tencent Holdings	244,100	18,733,098
Tencent Music Entertainment Group ADR	374,056	6,557,202
Tiangong International	226,000	89,414
TS Lines	93,000	99,265
Universal Scientific Industrial Shanghai Class A	301,000	1,291,526
Vatti Class A	515,100	457,088
Vipshop Holdings ADR	217,713	3,851,343
Weichai Power Co. Ltd. Class H	64,000	155,316
XD	15,800	131,774
Xiamen Jihong Technology Class A	203,300	476,597
Xiamen Xiangyu Class A	400,800	488,585

2    NQ- OPTIE [1225] 0226 (5191660)

	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Yangzijiang Shipbuilding Holdings	510,800	$ 1,379,922
Yixintang Pharmaceutical Group Class A	193,720	356,525
Yutong Heavy Industries Class A	73,400	119,439
ZBOM Home Collection Class A	324,200	424,588
Zhejiang Semir Garment Class A	34,478	26,727
Zhejiang Taotao Vehicles Class A	7,100	255,128
Zhihu ADR †	5,037	16,521
Zijin Mining Group Class H	38,000	173,981
		125,726,713
Côte d'Ivoire — 0.20%
Endeavour Mining	38,485	2,010,745
		2,010,745
Czech Republic — 0.03%
Komercni Banka	5,365	302,477
		302,477
Denmark — 2.90%
AP Moller - Maersk Class B	1,409	3,233,023
Bavarian Nordic †	360	10,737
Demant †	113,265	3,816,406
DSV	44,564	11,223,734
Genmab †	1,247	386,550
Novo Nordisk Class B	77,359	3,923,531
Novonesis Novozymes Class B	104,842	6,707,847
		29,301,828
Finland — 0.75%
Kone Class B	42,712	3,025,844
Orion Class A	311	23,089
Orion Class B	38,854	2,898,806
Wartsila	47,574	1,684,339
		7,632,078
France — 4.32%
BNP Paribas	89,877	8,502,997
Danone	107,389	9,686,390
Dassault Aviation	3,177	1,018,564
Edenred	191,524	4,233,823
Ipsen	3,264	455,424
Klepierre	18,069	714,906
LVMH Moet Hennessy Louis Vuitton	6,969	5,252,785
Nexans	21,876	3,215,774
Sartorius Stedim Biotech	11,334	2,783,875
	Number of shares	Value (US $)
Common StocksΔ (continued)
France (continued)
Societe Generale	96,672	$ 7,782,484
VIEL & Cie	2,063	41,147
		43,688,169
Germany — 3.98%
Aumovio †	17,272	871,598
BioNTech ADR †	20,727	1,973,210
Continental	18,024	1,430,438
Deutsche Bank	123,928	4,776,078
Deutsche Boerse	36,389	9,563,808
DWS Group & Co.	4,493	295,298
Fresenius & Co.	8,675	497,006
GEA Group	743	50,214
HOCHTIEF	2,221	869,481
Rational	4,583	3,538,496
SAP	26,545	6,449,600
Scout24	78,876	7,922,300
Siemens Energy †	6,203	870,210
Talanx	8,226	1,092,733
thyssenkrupp	4,720	50,743
Trivago ADR †	3,049	8,842
Westwing Group †	2	27
		40,260,082
Greece — 0.21%
ElvalHalcor	40,767	180,139
Eurobank	131,858	530,158
HELLENiQ ENERGY Holdings S.A.	2,040	20,019
National Bank of Greece	89,175	1,360,137
Thrace Plastics Holding and Co.	12,866	61,084
		2,151,537
Hungary — 0.56%
MOL Hungarian Oil & Gas	157,107	1,407,942
OTP Bank	38,678	4,147,217
Richter Gedeon	4,713	142,473
		5,697,632
India — 2.24%
Acevector Limited =, †, π	227,200	82,306
Acevector Limited Series G =, †, π	75,200	27,242
Bharat Petroleum	422,339	1,806,650
Canara Bank	407,472	702,742
Coal India	555,184	2,466,191
HDFC Bank	718,420	7,936,311
Hindustan Petroleum	77,718	432,004
ICICI Lombard General Insurance	199,511	4,362,241
Indian Oil	116,212	215,442
NQ- OPTIE [1225] 0226 (5191660)    3

Schedule of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Infosys	194,341	$ 3,499,864
Infosys ADR	36,998	659,304
Intellect Design Arena	35,930	388,540
Kirloskar Industries	1,307	46,189
Nucleus Software Exports	2,228	22,710
Rupa & Co.	325	579
		22,648,315
Indonesia — 0.13%
Akasha Wira International †	37,900	35,059
Asuransi Tugu Pratama Indonesia	107,400	7,500
Bank OCBC Nisp	83,751	6,875
Blue Bird	479,300	48,864
First Resources	24,300	39,506
Indo-Rama Synthetics †	28,097	4,715
Perusahaan Gas Negara	2,926,720	334,437
Samudera Indonesia	42,480	996
United Tractors	482,700	853,423
		1,331,375
Ireland — 3.52%
CRH	72,379	8,993,923
Experian	141,393	6,374,927
Kingspan Group	92,668	7,985,104
Ryanair Holdings ADR	170,239	12,289,554
		35,643,508
Israel — 0.82%
Bank Hapoalim	17,255	390,257
Bank Leumi Le-Israel	1,292	28,473
Check Point Software Technologies †	20,902	3,878,575
Israel Discount Bank Class A	2,858	30,351
Nice ADR †	13,559	1,532,709
Phoenix Financial	679	28,083
Wix.com †	23,163	2,406,404
		8,294,852
Italy — 1.67%
A2A	212,563	575,171
Banca Mediolanum	64,936	1,474,471
FinecoBank Banca Fineco	352,023	9,120,759
Hera	29,491	139,061
Italgas	34,801	388,156
Leonardo	28,554	1,633,305
Technoprobe †	252,509	3,593,096
		16,924,019
Japan — 10.37%
A&D HOLON Holdings	1,800	23,475
Achilles	155	1,432
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Ad-sol Nissin	2,800	$ 29,097
Advantest	18,300	2,313,997
Airtrip	4,900	23,741
Akatsuki	2,700	45,694
Alps Alpine	26,800	342,087
Anest Iwata	7,200	75,107
Asahi Diamond Industrial	10,900	57,854
Astellas Pharma	72,900	970,264
Avant Group	2,000	22,354
Axell	1,200	9,252
Bank of Saga	2,500	64,560
Base	1,400	28,609
BIPROGY	6,700	231,439
BML	3,400	83,730
Brother Industries	7,600	151,831
Buffalo	1,700	52,526
Business Brain Showa-Ota	1,800	40,938
Business Engineering	5,500	59,903
Computer Engineering & Consulting	4,100	64,134
Daikyonishikawa	5,200	26,463
Daiwa Industries	4,700	47,831
Digital Hearts Holdings	3,500	20,321
Doshisha	3,300	69,643
Double Standard	2,300	25,485
Eisai	102,600	3,046,282
Elecom	23,100	254,522
en Japan	24,100	237,535
Fabrica Holdings	2,500	32,606
Fujitsu	167,010	4,589,922
Furuno Electric	1,800	91,395
Galilei	2,200	53,469
Hisamitsu Pharmaceutical	4,900	137,374
Horiba	1,800	183,732
Ichiken	3,100	94,741
Ichikoh Industries	9,200	30,200
ID Holdings	3,000	41,793
Iriso Electronics	2,500	51,324
Itfor	8,900	97,444
JAC Recruitment	21,439	145,687
Japan Exchange Group	108,000	1,152,745
Japan Medical Dynamic Marketing	14,400	44,699
Japan Post Bank	98,100	1,380,961
Japan Post Holdings	134,000	1,413,889
Japan System Techniques	19,600	315,211
JK Holdings	3,600	31,027
Kanamoto	3,900	97,551
Keyence	12,800	4,630,080
Kita-Nippon Bank	2,200	63,484

4    NQ- OPTIE [1225] 0226 (5191660)

	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Kitz	8,000	$ 89,143
KNT-CT Holdings †	5,100	53,374
Koa	6,500	56,782
Lasertec	500	95,271
LIFULL	13,500	15,334
MarkLines	2,000	19,246
Marvelous	9,000	29,161
Maxell	9,300	142,589
Mazda Motor	69,000	532,833
Miroku Jyoho Service	14,900	189,276
Mitani Sangyo	10,400	37,567
Mitsubishi Materials	6,900	161,946
Mitsubishi Research Institute	6,400	203,785
MIXI	19,200	333,842
Mizuho Financial Group	99,000	3,612,962
Money Forward †	102,900	3,061,354
MonotaRO	266,200	4,238,759
Moriroku	4,500	71,694
NEC	44,400	1,502,296
NEOJAPAN	3,500	40,501
Nexon	27,000	659,515
Nihon M&A Center Holdings	845,900	3,884,047
Nintendo	37,700	2,545,299
Nippon Paint Holdings	461,600	3,090,751
Nippon Shinyaku	5,400	194,587
Nisso Holdings	14,500	65,995
Nitto Seiko	6,000	27,203
Nomura Holdings	314,200	2,617,434
Okinawa Financial Group	3,700	112,412
Olympus	243,400	3,086,131
Ono Pharmaceutical	32,400	448,883
Optex Group	5,200	84,954
Optim †	3,900	12,559
Oro	1,600	21,440
Osaki Electric	12,200	96,852
Otsuka	47,700	982,887
PR Times	2,200	38,929
Recruit Holdings	142,500	8,007,300
Rheon Automatic Machinery	4,500	41,803
Ricoh	109,900	967,014
SCREEN Holdings	4,800	467,541
Seiko Epson	5,500	69,708
Sekisui Kasei †	7,100	18,105
SEMITEC	1,800	26,720
SERAKU	1,100	10,751
Shikoku Bank	4,500	50,557
Shimano	39,500	4,130,555
Shindengen Electric Manufacturing	1,400	30,099
SMC	13,400	4,636,412
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
SMK	1,300	$ 21,893
Socionext	10,000	140,106
Sodick	12,100	74,299
Softcreate Holdings	2,100	28,986
Sony Financial Group †	2,360,500	2,501,551
Sony Group	388,700	9,970,539
SRA Holdings	2,000	67,092
Sumitomo Metal Mining	3,800	152,166
Sumitomo Mitsui Financial Group	104,700	3,367,300
System Research	4,200	54,397
System Support Holdings	2,800	25,836
Tachi-S	2,500	33,272
Tamura	8,600	33,343
Taoka Chemical	3,300	26,030
TIS	3,700	124,304
Tochigi Bank	15,400	71,405
Tokyo Electron	37,000	8,240,913
Toli	12,100	57,449
Topy Industries	3,000	59,356
Toyo Kanetsu	5,800	91,944
Trend Micro †	34,500	1,432,863
Tsubakimoto Chain	13,800	203,771
Ubicom Holdings	4,200	27,940
Uchida Yoko	600	41,031
Unicharm	563,800	3,221,406
Unipres	11,000	90,203
V Technology	1,700	32,290
ValueCommerce	2,400	10,199
Vector	7,200	55,099
Yamaichi Electronics	4,000	149,183
Yokogawa Electric	8,200	262,979
Yokowo	3,600	51,856
Yushin	6,700	30,430
Zenrin	7,200	48,452
ZIGExN	29,300	89,920
		104,903,401
Kazakhstan — 0.34%
Kaspi.KZ JSC ADR †	43,566	3,403,812
		3,403,812
Malaysia — 0.02%
99 Speed Mart Retail Holdings	141,200	132,468
Hap Seng Plantations Holdings	6,900	3,690
Lingkaran Trans Kota Holdings =, †	42,600	39
Magni-Tech Industries	23,269	11,915
Petronas Dagangan	5,600	27,529
Ta Ann Holdings	2,931	3,002
		178,643
NQ- OPTIE [1225] 0226 (5191660)    5

Schedule of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Mexico — 0.31%
Cemex ADR	72,011	$ 827,406
Fresnillo	51,712	2,305,862
		3,133,268
Monaco — 0.03%
Costamare	20,632	325,779
		325,779
Netherlands — 5.15%
ABN AMRO Bank CVA	190,169	6,644,294
Adyen †	4,392	7,082,428
ASML Holding	7,596	8,184,843
ASML Holding	3,562	3,810,841
Euronext	12,441	1,868,862
HAL Trust	349	57,930
IMCD	48,841	4,432,927
ING Groep	347,125	9,757,071
Magnum Ice Cream †	165,577	2,628,057
NN Group	49,301	3,803,308
Topicus.com †	30,452	2,821,006
Wolters Kluwer	10,175	1,053,891
		52,145,458
Norway — 0.34%
Norsk Hydro	10,837	83,653
Salmar	54,714	3,344,018
		3,427,671
Panama — 0.34%
Copa Holdings Class A	28,836	3,477,910
		3,477,910
Peru — 0.10%
Credicorp	2,859	820,533
Intercorp Financial Services	5,386	228,151
		1,048,684
Philippines — 0.02%
Ginebra San Miguel	31,190	156,394
		156,394
Poland — 1.61%
11 bit studios †	913	36,548
Asseco Poland	3,648	231,100
Bank Polska Kasa Opieki	49,953	2,833,417
CD Projekt	20,292	1,355,626
KGHM Polska Miedz †	33,191	2,578,877
ORLEN	207,952	5,551,639
PGE Polska Grupa Energetyczna †	494,362	1,208,203
Powszechny Zaklad Ubezpieczen	88,044	1,629,646
Tauron Polska Energia †	109,198	262,242
Unimot	192	6,953
	Number of shares	Value (US $)
Common StocksΔ (continued)
Poland (continued)
XTB	31,993	$ 638,638
		16,332,889
Russia — 0.00%
GMK Norilskiy Nickel =, †	1,009,500	0
MMC Norilsk Nickel PJSC ADR =, †	4	0
		0
Singapore — 1.67%
Addvalue Technologies †	1,013,900	55,947
CNMC Goldmine Holdings	174,700	140,487
CSE Global	322,000	246,022
Hafnia	4,045	21,788
Samudera Shipping Line	237,400	221,350
Sea ADR †	43,834	5,591,903
Singapore Exchange	221,097	2,910,507
Singapore Telecommunications	848,900	3,003,407
United Overseas Bank	171,000	4,657,276
UOB-Kay Hian Holdings	26,500	52,931
		16,901,618
South Africa — 1.25%
Discovery	541,382	7,440,079
Gold Fields	29,273	1,276,373
Harmony Gold Mining ADR	38,834	772,797
Impala Platinum Holdings	32,635	512,864
Kumba Iron Ore	3,385	71,844
Sasol †	94,884	605,404
Sibanye Stillwater †	294,377	1,073,240
Sibanye Stillwater ADR †	61,405	875,021
		12,627,622
South Korea — 5.88%
BNK Financial Group	55,107	606,376
Coupang †	155,646	3,671,689
Crown Confectionery	1,504	9,179
DIT	4,456	45,082
Dongkuk Holdings	8,958	46,327
Eugene Technology	3,281	170,197
Exem †	20,232	27,626
Hana Financial Group	56,438	3,682,387
Hansol IONES †	4,890	40,655
Hyundai Glovis	1,701	213,510
JB Financial Group	22,329	397,583
Jin Air †	8,976	43,142
KB Financial Group	18,646	1,605,135
KG Chemical	7,227	26,429
Korea Electric Power	26,843	880,979
Korean Reinsurance	1,886	15,111
KT	14,694	536,112
KT ADR	51,337	973,863

6    NQ- OPTIE [1225] 0226 (5191660)

	Number of shares	Value (US $)
Common StocksΔ (continued)
South Korea (continued)
LG Electronics	22,703	$ 1,448,639
LG Innotek	6,596	1,240,496
LOT Vacuum †	3,978	34,265
Namuga	2,527	30,585
NAVER	4,367	734,100
NCSoft	1,283	179,653
Neowiz †	1,294	21,804
PSK	24,845	636,569
Sambo Corrugated Board †	807	5,406
Samsung Electronics	349,335	29,279,478
SeAH Holdings	268	26,790
Seoul Semiconductor †	6,520	28,085
Shinhan Financial Group	27,704	1,475,232
SK Hynix	20,520	9,293,060
TES	3,012	92,959
Union Semiconductor Equipment & Materials	20,200	135,209
WiSoL	9,881	39,366
WONIK IPS	4,138	194,896
Woori Financial Group	82,927	1,609,565
		59,497,539
Spain — 2.18%
Banco Bilbao Vizcaya Argentaria	572,684	13,433,575
Banco Santander	74,259	874,065
CaixaBank	535,224	6,543,715
Endesa	26,831	965,819
Logista Integral	5,763	203,787
		22,020,961
Sweden — 1.77%
Atlas Copco Class B	383,882	6,137,013
Boliden †	1,362	75,450
Careium †	276	714
MIPS	41,887	1,598,352
Paradox Interactive	4	70
Skandinaviska Enskilda Banken Class A	176,408	3,719,332
Telefonaktiebolaget LM Ericsson ADR	656,336	6,333,642
		17,864,573
Switzerland — 8.06%
ABB	126,555	9,329,325
Cie Financiere Richemont Class A	21,937	4,730,737
Galderma Group	9,728	1,980,941
Logitech International	70,957	7,203,416
Novartis	119,435	16,457,665
Roche Holding	62,786	25,928,752
	Number of shares	Value (US $)
Common StocksΔ (continued)
Switzerland (continued)
Sandoz Group	112,278	$ 8,152,076
Schindler Holding	1,460	549,055
Temenos	11,284	1,122,215
UBS Group	114,307	5,278,080
Zehnder Group	7,783	794,330
		81,526,592
Taiwan — 8.25%
Anpec Electronics	19,000	130,319
Arcadyan Technology	207,000	1,144,199
Asustek Computer	231,000	4,015,410
Azurewave Technologies	16,000	30,664
ChipMOS Technologies	1,161,000	1,740,402
Delta Electronics	87,000	2,653,845
Elan Microelectronics	46,000	173,229
Ennoconn	25,000	227,794
Evergreen Marine Taiwan	458,000	2,762,864
Everlight Electronics	59,000	103,656
Genesys Logic	51,000	151,528
Hon Hai Precision Industry	123,000	901,630
International Games System	52,000	1,193,069
ITE Technology	136,000	496,763
Kinsus Interconnect Technology	109,000	548,401
MediaTek	251,000	11,396,703
MPI	5,000	357,472
Novatek Microelectronics	118,000	1,402,969
Nuvoton Technology	28,000	45,389
Parade Technologies	12,000	222,435
Pegatron	86,000	187,603
Phison Electronics	40,000	1,843,153
Pixart Imaging	26,000	167,035
Radiant Opto-Electronics	11,000	43,337
Realtek Semiconductor	184,000	2,856,907
Silicon Motion Technology ADR	2,181	202,179
Sitronix Technology	20,000	114,391
Sonix Technology	20,000	20,875
Taiwan Puritic	6,201	98,350
Taiwan Semiconductor Manufacturing	944,000	46,404,477
Ventec International Group	12,000	35,257
Weblink International	27,298	46,564
Winbond Electronics †	343,000	902,396
Zhen Ding Technology Holding	185,000	833,702
		83,454,967
Thailand — 0.93%
Bangkok Bank NVDR	887,100	4,769,609
Kasikornbank NVDR	230,747	1,423,186
PTT Exploration & Production NVDR	905,000	3,236,070
NQ- OPTIE [1225] 0226 (5191660)    7

Schedule of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Thailand (continued)
Susco NVDR	219,300	$ 14,479
		9,443,344
Türkiye — 0.06%
Eldorado Gold †	16,877	606,566
		606,566
United Arab Emirates — 1.50%
Abu Dhabi Commercial Bank PJSC	502,384	1,956,052
Abu Dhabi National Oil for Distribution PJSC	191,888	203,761
Air Arabia PJSC	40,391	51,183
Dubai Investments PJSC	34,308	33,370
Dubai Islamic Bank PJSC	395,091	996,958
Emaar Properties PJSC	1,850,414	7,062,186
Emirates NBD Bank PJSC	344,711	2,613,900
Emirates Telecommunications Group PJSC	31,347	156,532
First Abu Dhabi Bank PJSC	439,515	2,087,031
Orascom Construction	1,344	12,116
		15,173,089
United Kingdom — 2.71%
AngloGold Ashanti	22,984	1,960,075
AstraZeneca ADR	19,746	1,815,250
Barclays ADR	307,308	7,820,989
Centrica	142,103	324,003
Costain Group	9,855	21,201
Gem Diamonds †	5,047	202
Greggs	19	428
International Consolidated Airlines Group	319,205	1,770,121
Investec	289,188	2,133,460
NatWest Group	426,077	3,737,668
Sage Group	29,901	434,895
Standard Chartered	57,911	1,413,054
Unilever	91,401	5,971,884
		27,403,230
United States — 1.67%
Atlassian Class A †	2,832	459,180
BP ADR	67,250	2,335,593
GSK ADR	96,988	4,756,292
Monday.com †	21,256	3,136,535
Spotify Technology †	10,731	6,231,599
		16,919,199
Total Common Stocks (cost $803,886,234)		1,003,350,463

	Number of shares	Value (US $)

Exchange-Traded Funds — 0.10%
iShares MSCI Canada ETF	3,307	$ 178,347
iShares MSCI Emerging Markets ETF	14,720	805,331
Total Exchange-Traded Funds (cost $758,022)		983,678

Warrants — 0.00%Δ
Canada — 0.00%
Constellation Software =, †	2,870	0
Total Warrants (cost $0)		0

Short-Term Investments — 0.53%
Money Market Mutual Funds — 0.53%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	1,331,840	1,331,840
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	1,331,839	1,331,839
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	1,331,839	1,331,839
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	1,331,839	1,331,839
Total Short-Term Investments (cost $5,327,357)		5,327,357

Total Value of Securities—99.80% (cost $809,971,613)		1,009,661,498
Receivables and Other Assets Net of Liabilities — 0.20%		2,070,131
Net Assets Applicable to 64,248,119 Shares Outstanding — 100.00%		$1,011,731,629
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

8    NQ- OPTIE [1225] 0226 (5191660)

π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $109,548, which represented 0.01% of the Fund’s net assets. See table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Acevector Limited	5/7/14	$999,482	$82,306
Acevector Limited Series G	10/29/14	396,443	27,242
Total		$1,395,925	$109,548
Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Certified Dutch Certificate
ETF – Exchange-Traded Fund
JSC – Joint Stock Company
MSCI – Morgan Stanley Capital International
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
NQ- OPTIE [1225] 0226 (5191660)    9